                    [Van Kampen Investments Inc. Letterhead]



                                                                          497(j)


                                                     May 2, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Van Kampen U.S. Government Trust --
         Rule 497(j) Filing (File Nos. 2-89190
         and 811-3950)

Ladies and Gentlemen:

         Van Kampen U.S. Government Trust filed via EDGAR on April 29, 2005 an electronically signed copy of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Class A Shares, Class B Shares and Class C Shares Prospectus and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The final Class I Shares Prospectus will be filed via EDGAR under separate cover.

         Should the staff have any questions regarding the foregoing, please call the undersigned at (212) 762-7546 or Kim Lombardo at (312) 407-0768.


                                           Very truly yours,

                                           /s/ Alice Gerstel
                                           ----------------------
                                           Alice Gerstel
                                           Attorney